PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	¥ (392,296)	¥ (307,519)	¥ (251,298)
Operating loss		169,159	229,834	157,682
Foreign currency exchange losses		(6,284)	3,760	(29,499)
Interest income		21,000	23,974	42,732
Loss on foreign currency forward contract			(12,898)
Other income		26,702	15,960	11,812
Income before income taxes		210,577	260,630	182,727
Income tax expense		(25,770)	(18,776)	(3,967)
Net income		184,807	241,854	178,760
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax		(13,832)	22,972	34,748
Unrealized holding gains on available for sale securities, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		26,246	5,235
Less: Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		(16,496)	(235)
Comprehensive income		180,725	269,826	213,508
Unrealized holding gains on available for sale securities, net of income taxes		2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income, net of income taxes		2,818	42
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		(5,218)	(4,477)	(4,241)
Operating loss		(5,218)	(4,477)	(4,241)
Equity in income of subsidiaries		184,042	253,396	194,914
Foreign currency exchange losses		(422)	(4,753)	(31,923)
Interest income		2,327	8,027	17,610
Loss on foreign currency forward contract			(12,898)
Other income		4,078	2,559	2,400
Income before income taxes		184,807	241,854	178,760
Income tax expense
Net income		184,807	241,854	178,760
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income tax		(13,832)	22,972	34,748
Unrealized holding gains on available for sale securities, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		26,246	5,235
Less: Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		(16,496)	(235)
Comprehensive income		180,725	269,826	¥ 213,508
Unrealized holding gains on available for sale securities, net of income taxes		2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income, net of income taxes		¥ 2,818	¥ 42

[1]	Includes share-based compensation expense as follows (note 14)